Inventory (Tables)	12 Months Ended
Jun. 30, 2026
Inventory [Abstract]
Schedule of Inventory	Inventory consisted of the following:
	As of June 30,
	2026	2025
Small consumer goods	15,266	-
Total	$15,266	$-